Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	PineBridge Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMRX
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMBX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSRX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSBX
PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFEX
PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFOX

PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund
PineBridge US Micro Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Micro Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US Micro Cap Growth Fund (USD $)	PineBridge US Micro Cap Growth Fund Class R	PineBridge US Micro Cap Growth Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Micro Cap Growth Fund		PineBridge US Micro Cap Growth Fund Class R	PineBridge US Micro Cap Growth Fund Class I
Management Fees		1.20%	1.20%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	2.25%	1.90%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)	(0.29%)
Net Annual Fund Operating Expenses		1.91%	1.61%
[1]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[2]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.90% for Class R shares and 1.60% for Class I shares through March 30, 2012, (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Micro Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PineBridge US Micro Cap Growth Fund Class R	194	671	1,174	2,559
PineBridge US Micro Cap Growth Fund Class I	164	569	1,000	2,199

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization ("micro cap")
issuers. For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of
(1) less than or equal to  $600 million; or (2) within the range of companies represented in the lower 50% of the Russell 2000® Growth Index (the
"Index"). The market capitalization of companies in the lower 50% of the Index will fluctuate with changes in market conditions and the composition of the
Index. As of November 30, 2010, the largest market capitalization in the lower
50% of the Index was approximately  $498 million.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. micro cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization. The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depository Receipts ("GDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.

PRINCIPAL RISK CONSIDERATIONS
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

Micro Capitalization Companies Risk. Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Micro cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business. Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I, shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during an initial public offering. In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns as of 12/31 PineBridge US Micro Cap Growth Fund (Class I)

Quarter End/Year Total Return
Best Calendar Quarter:   December 2010      24.09%
Worst Calendar Quarter:  December 2008     -32.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns PineBridge US Micro Cap Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
PineBridge US Micro Cap Growth Fund Class R	Class R Return Before Taxes		35.23%	6.00%		3.62%	[1]	May 1, 2001
PineBridge US Micro Cap Growth Fund Class I	Class I Return Before Taxes		35.65%	6.17%	4.14%	11.84%	[1]	Dec 31, 1997
PineBridge US Micro Cap Growth Fund Class I After Taxes on Distributions	Class I Return After Taxes on Distributions		35.65%	4.08%	3.10%	9.79%	[1]	Dec 31, 1997
PineBridge US Micro Cap Growth Fund Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares		23.17%	4.26%	3.07%	9.45%	[1]	Dec 31, 1997
Russell Micro Cap ® Growth Index	Russell Micro Cap® Growth Index (reflects no deductions for fees, expenses, or taxes)	[2]	29.49%	1.58%	4.22%		[1]	Dec 31, 1997	4.19%	[1]	May 1, 2001
Russell 2000 ® Growth Index	Russell 2000® Growth Index (reflects no deductions for fees, expenses, or taxes)	[2]	29.09%	5.30%	3.78%	3.82%	[1]	Dec 31, 1997	4.31%	[1]	May 1, 2001
[1]	Class I shares were first offered on December 31, 1997. Class R shares were first offered on May 1, 2001. The Russell Micro Cap® Growth Index commenced operations on July 3, 2000.
[2]	The Fund's index has been changed from the Russell 2000® Growth Index to the Russell Micro Cap® Growth Index because the Adviser believes that the market capitalization profile and performance of that index is more appropriate and consistent with the capitalization profile and performance of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Micro Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the PineBridge US Micro Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization ("micro cap")
issuers. For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of
(1) less than or equal to  $600 million; or (2) within the range of companies represented in the lower 50% of the Russell 2000® Growth Index (the
"Index"). The market capitalization of companies in the lower 50% of the Index will fluctuate with changes in market conditions and the composition of the
Index. As of November 30, 2010, the largest market capitalization in the lower
50% of the Index was approximately  $498 million.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. micro cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization. The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depository Receipts ("GDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

Micro Capitalization Companies Risk. Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Micro cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business. Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I, shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during an initial public offering. In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
Fund will benefit to the same extent from these types of gains in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 PineBridge US Micro Cap Growth Fund (Class I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarter End/Year Total Return
Best Calendar Quarter:   December 2010      24.09%
Worst Calendar Quarter:  December 2008     -32.05%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's index has been changed from the Russell 2000® Growth Index to the Russell Micro Cap® Growth Index because the Adviser believes that the market capitalization profile and performance of that index is more appropriate and consistent with the capitalization profile and performance of the Fund.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
PineBridge US Micro Cap Growth Fund | Russell Micro Cap ® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Micro Cap® Growth Index (reflects no deductions for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	4.19%	[2]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	May 1, 2001
PineBridge US Micro Cap Growth Fund | Russell 2000 ® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deductions for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	4.31%	[2]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	May 1, 2001
PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,559
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001
PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,199
Annual Return 2001	rr_AnnualReturn2001	4.70%
Annual Return 2002	rr_AnnualReturn2002	(39.76%)
Annual Return 2003	rr_AnnualReturn2003	62.35%
Annual Return 2004	rr_AnnualReturn2004	9.17%
Annual Return 2005	rr_AnnualReturn2005	(0.51%)
Annual Return 2006	rr_AnnualReturn2006	19.13%
Annual Return 2007	rr_AnnualReturn2007	27.53%
Annual Return 2008	rr_AnnualReturn2008	(51.77%)
Annual Return 2009	rr_AnnualReturn2009	35.75%
Annual Return 2010	rr_AnnualReturn2010	35.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.84%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
PineBridge US Micro Cap Growth Fund | PineBridge US Micro Cap Growth Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.45%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997

[1]	The Fund's index has been changed from the Russell 2000® Growth Index to the Russell Micro Cap® Growth Index because the Adviser believes that the market capitalization profile and performance of that index is more appropriate and consistent with the capitalization profile and performance of the Fund.
[2]	Class I shares were first offered on December 31, 1997. Class R shares were first offered on May 1, 2001. The Russell Micro Cap® Growth Index commenced operations on July 3, 2000.
[3]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[4]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.90% for Class R shares and 1.60% for Class I shares through March 30, 2012, (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.

PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund
PineBridge US Small Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Small Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US Small Cap Growth Fund (USD $)	PineBridge US Small Cap Growth Fund Class R	PineBridge US Small Cap Growth Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Small Cap Growth Fund		PineBridge US Small Cap Growth Fund Class R	PineBridge US Small Cap Growth Fund Class I
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		1.43%	1.43%
Total Annual Fund Operating Expenses	[1]	2.68%	2.33%
Fee Waiver and/or Expense Reimbursement	[2]	(1.02%)	(0.97%)
Net Annual Fund Operating Expenses		1.66%	1.36%
[1]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[2]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.65% for Class R shares and 1.35% for Class I shares through March 30, 2012 (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PineBridge US Small Cap Growth Fund Class R	169	736	1,329	2,937
PineBridge US Small Cap Growth Fund Class I	138	634	1,157	2,591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 280% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization ("small cap")
issuers. For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of
(1) between  $200 million and  $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the "Index") at the time of the
Fund's investment. The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2010, the largest market capitalization in the Index was approximately  $5 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. small cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization.  The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.

PRINCIPAL RISK CONSIDERATIONS
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

Small Capitalization Companies Risk. Because the Fund invests in small cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Small cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business. Small cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, the returns for
1997, 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns as of 12/31 PineBridge US Small Cap Growth Fund (Class I)

Quarter End/Year Total Return
Best Calendar Quarter:     June 2009        22.78%
Worst Calendar Quarter:  December 2008     -33.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns PineBridge US Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
PineBridge US Small Cap Growth Fund Class R	Class R Return Before Taxes	26.76%	5.27%	1.47%	4.02%	[1]	Sep 8, 1999
PineBridge US Small Cap Growth Fund Class I	Class I Return Before Taxes	27.20%	5.31%	1.67%	8.12%	[1]	Dec 31, 1996
PineBridge US Small Cap Growth Fund Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	27.20%	5.17%	1.60%	7.50%	[1]	Dec 31, 1996
PineBridge US Small Cap Growth Fund Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	17.68%	4.51%	1.40%	6.87%	[1]	Dec 31, 1996
Russell 2000 ® Growth Index	Russell 2000® Growth Index (reflects no deductions for fees, expenses, or taxes)	29.09%	5.30%	3.78%	4.45%	[1]	Dec 31, 1996	3.57%	[1]	Sep 8, 1999
[1]	Class I shares were first offered on December 31, 1996. Class R shares were first offered on September 8, 1999.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the PineBridge US Small Cap Growth Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 280% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	280.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization ("small cap")
issuers. For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of
(1) between  $200 million and  $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the "Index") at the time of the
Fund's investment. The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2010, the largest market capitalization in the Index was approximately  $5 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. small cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization.  The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

Small Capitalization Companies Risk. Because the Fund invests in small cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Small cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business. Small cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, the returns for
1997, 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 PineBridge US Small Cap Growth Fund (Class I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarter End/Year Total Return
Best Calendar Quarter:     June 2009        22.78%
Worst Calendar Quarter:  December 2008     -33.58%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.58%)
PineBridge US Small Cap Growth Fund | Russell 2000 ® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	3.57%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	Sep 8, 1999
PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,937
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 1999
PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,591
Annual Return 2001	rr_AnnualReturn2001	(8.98%)
Annual Return 2002	rr_AnnualReturn2002	(31.08%)
Annual Return 2003	rr_AnnualReturn2003	32.66%
Annual Return 2004	rr_AnnualReturn2004	5.57%
Annual Return 2005	rr_AnnualReturn2005	3.66%
Annual Return 2006	rr_AnnualReturn2006	15.27%
Annual Return 2007	rr_AnnualReturn2007	33.14%
Annual Return 2008	rr_AnnualReturn2008	(54.36%)
Annual Return 2009	rr_AnnualReturn2009	45.40%
Annual Return 2010	rr_AnnualReturn2010	27.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.50%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
PineBridge US Small Cap Growth Fund | PineBridge US Small Cap Growth Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Class I shares were first offered on December 31, 1996. Class R shares were first offered on September 8, 1999.
[2]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[3]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.65% for Class R shares and 1.35% for Class I shares through March 30, 2012 (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.

PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund
PineBridge US Focus Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Focus Equity Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US Focus Equity Fund (USD $)	PineBridge US Focus Equity Fund Class R	PineBridge US Focus Equity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Focus Equity Fund		PineBridge US Focus Equity Fund Class R	PineBridge US Focus Equity Fund Class I
Management Fees		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		0.86%	0.82%
Total Annual Fund Operating Expenses	[1]	1.84%	1.45%
Fee Waiver and/or Expense Reimbursement	[2]	(0.28%)	(0.24%)
Net Annual Fund Operating Expenses		1.56%	1.21%
[1]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[2]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.55% for Class R shares and 1.20% for Class I shares through March 30, 2012 (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Focus Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PineBridge US Focus Equity Fund Class R	159	543	952	2,096
PineBridge US Focus Equity Fund Class I	123	435	769	1,715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization companies that are deemed attractive for capital appreciation. In addition, the
Adviser may also invest Fund assets in securities of foreign issuers. The Fund's investments also may include preferred stocks and American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"). The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

PRINCIPAL RISK CONSIDERATIONS
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Mid-Capitalization Companies Risk. Because the Fund invests in mid-cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Mid-cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business. Mid-cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Non-Diversification Risk. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.As with all mutual funds, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

Prior to January 29, 2010, the Fund was named the Brazos Growth Portfolio and was managed pursuant to a different strategy. The performance reflected below does not reflect how the Fund will perform in the future.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, returns for 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
Fund will benefit to the same extent from these types of gains in the future.

Calendar Year Total Returns PineBridge US Focus Equity Fund (Class I)

Quarter End/Year Total Return
Best Calendar Quarter:     June 2009        20.25%
Worst Calendar Quarter:  December 2008     -28.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. `The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns PineBridge US Focus Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
PineBridge US Focus Equity Fund Class R	Class R Return Before Taxes	14.05%	0.29%	(1.25%)	(0.23%)	[1]	Mar 31, 2000
PineBridge US Focus Equity Fund Class I	Class I Return Before Taxes	14.35%	0.55%	(1.02%)	7.35%	[1]	Dec 31, 1998
PineBridge US Focus Equity Fund Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	14.35%	0.52%	(1.03%)	6.14%	[1]	Dec 31, 1998
PineBridge US Focus Equity Fund Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.32%	0.46%	(0.86%)	5.72%	[1]	Dec 31, 1998
S&P 500 ® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%	1.99%	[1]	Dec 31, 1998	0.21%	[1]	Mar 31, 2000
[1]	Class I shares were first offered on December 31, 1998. Class R shares were first offered on March 31, 2000.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Focus Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the PineBridge US Focus Equity Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization companies that are deemed attractive for capital appreciation. In addition, the
Adviser may also invest Fund assets in securities of foreign issuers. The Fund's investments also may include preferred stocks and American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"). The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its business cycle. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Mid-Capitalization Companies Risk. Because the Fund invests in mid-cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Mid-cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment or a company may even fail as a business. Mid-cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Foreign Investing Risk. Investments in foreign securities involve risks including, but not limited to: (1) currency exchange rate fluctuations,
(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Preferred Stocks Risk. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinated to the rights associated with a corporation's debt securities.

Depositary Receipt Risk. The Fund may invest in ADRs, EDRs and GDRs through
"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas an unsponsored facility is established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Depositary receipts are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR, EDR or GDR.

Market Events. Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Non-Diversification Risk. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.As with all mutual funds, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

Prior to January 29, 2010, the Fund was named the Brazos Growth Portfolio and was managed pursuant to a different strategy. The performance reflected below does not reflect how the Fund will perform in the future.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, returns for 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
Fund will benefit to the same extent from these types of gains in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns PineBridge US Focus Equity Fund (Class I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarter End/Year Total Return
Best Calendar Quarter:     June 2009        20.25%
Worst Calendar Quarter:  December 2008     -28.90%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. `The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
PineBridge US Focus Equity Fund (Prospectus Summary) | PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.90%)
PineBridge US Focus Equity Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	0.21%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2000
PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2000
PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,715
Annual Return 2001	rr_AnnualReturn2001	(11.14%)
Annual Return 2002	rr_AnnualReturn2002	(32.88%)
Annual Return 2003	rr_AnnualReturn2003	27.45%
Annual Return 2004	rr_AnnualReturn2004	8.05%
Annual Return 2005	rr_AnnualReturn2005	6.91%
Annual Return 2006	rr_AnnualReturn2006	3.66%
Annual Return 2007	rr_AnnualReturn2007	35.55%
Annual Return 2008	rr_AnnualReturn2008	(52.41%)
Annual Return 2009	rr_AnnualReturn2009	34.40%
Annual Return 2010	rr_AnnualReturn2010	14.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.14%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
PineBridge US Focus Equity Fund | PineBridge US Focus Equity Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

[1]	Class I shares were first offered on December 31, 1998. Class R shares were first offered on March 31, 2000.
[2]	Total Annual Fund Operating Expenses do not correlate to the 'Ratio of net expenses to average net assets' in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[3]	The Adviser has agreed to waive management fees and/or reimburse Fund expenses so as to cap the annual net expense ratio for the Fund at 1.55% for Class R shares and 1.20% for Class I shares through March 30, 2012 (the "Expense Cap"). This Expense Cap can be altered only with the approval of a majority vote of the Board of Trustees (the "Board"). This expense limitation excludes any leverage interest, taxes, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as indemnification and litigation, and AFFE.